FS SERIES TRUST

FS Managed Futures Fund,

FS Global Macro Fund,

FS Real Asset Fund,

FS Long/Short Equity Fund,

FS Market Neutral Fund and

FS Event Driven Fund

(collectively, the “Funds”)

Incorporated herein by reference is a supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 8, 2020 (SEC Accession No. 0001104659-20-002299).

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase